Prepaid Expenses (Details) - Schedule of prepaid expenses - CAD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Prepaid Expenses Abstract
Prepaid insurance	$ 483,278	$ 4,796
Advances made to suppliers and deposits	448,872	63,177	794
Total prepaid expenses	$ 932,150	$ 67,973	$ 794